Significant Related Party Transactions (Details) - Schedule of Share Based Earnouts to Key Management Personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based expense - Lifezone Holdings shareholder earnout [Member]
Significant Related Party Transactions (Details) - Schedule of Share Based Earnouts to Key Management Personnel [Line Items]
Share-based payment expense	$ 110,611,407
Share-based payment expense - share options [Member]
Significant Related Party Transactions (Details) - Schedule of Share Based Earnouts to Key Management Personnel [Line Items]
Share-based payment expense			328,326
Share-based payment expense - restricted stock units [Member]
Significant Related Party Transactions (Details) - Schedule of Share Based Earnouts to Key Management Personnel [Line Items]
Share-based payment expense			$ 9,525,000